SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities	¥ 3,293	$ 473	¥ 3,049	¥ 2,453
Investing activities:
Purchase of long-term investments	(328)	(48)	(4,959)	(1,328)
Purchase of short-term investments				(96)
Net cash (used in) investing activities	(285)	(41)	(6,345)	(6,235)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	14	2	14	9
Proceeds from short-term bank borrowings	2,214	318	928	137
Repayment of short-term bank borrowings	(1,902)	(273)	(128)	(295)
Proceeds from long-term bank borrowings	13,176	1,893	4,275	3,633
Repayment of long-term bank borrowings	(6,760)	(971)	(799)	(1,651)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option				2,925
Direct financing costs paid				(10)
Proceeds from ADS lending				0
Dividends paid	(658)	(95)		(306)
Net cash (used in) provided by financing activities	6,045	868	4,248	4,536
Effect of exchange rate changes on cash and cash equivalents	62	9	(24)	(34)
Net increase in cash, cash equivalents and restricted cash	9,115	1,309	928	720
Cash, cash equivalents and restricted cash at the beginning of the year	4,884	702	3,956	3,236
Cash, cash equivalents and restricted cash at the end of the year	13,999	2,011	4,884	3,956
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities	(212)	(30)	(60)	(131)
Investing activities:
Investment in subsidiaries	(1,039)	(149)		(3,250)
Receipt of investment in subsidiaries	9	1	2,121
Purchase of long-term investments			(3,782)	(760)
Proceeds from sale of long-term investments				58
Purchase of short-term investments				(96)
Net cash (used in) investing activities	(1,030)	(148)	(1,661)	(4,048)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	14	2	14	9
Proceeds of advances from subsidiaries	109	16	149	90
Proceeds from short-term bank borrowings	1,265	181		136
Repayment of short-term bank borrowings			(128)	(294)
Proceeds from long-term bank borrowings	5,206	746	2,409	3,633
Repayment of long-term bank borrowings	(5,169)	(741)	(786)	(1,651)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option				2,925
Direct financing costs paid				(10)
Proceeds from ADS lending				0
Dividends paid	(658)	(95)		(306)
Net cash (used in) provided by financing activities	767	109	1,658	4,532
Effect of exchange rate changes on cash and cash equivalents	141	21	201	(170)
Net increase in cash, cash equivalents and restricted cash	(334)	(48)	138	183
Cash, cash equivalents and restricted cash at the beginning of the year	695	100	557	374
Cash, cash equivalents and restricted cash at the end of the year	¥ 361	$ 52	¥ 695	¥ 557